Information about Subsidiaries (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Current assets	$ 22,652	$ 22,417
Non-current assets	154,752	194,625
Current liabilities	13,122	24,666
Non-current liabilities	86,269	78,863
Net assets	177,404	217,042	$ 173,881
Book value of non-controlling interest	5,549	6,143
Revenues	11,003	17,532	21,833
Comprehensive (loss)/ income for the year	(22,406)	27,644	(38,935)
Cash from operating activities	1,282	7,345	8,393
Cash from investing activities	(17,242)	(5,350)	(3,951)
Cash from financing activities	9,754	(4,325)	(7,447)
Net increase in cash and cash equivalents	(6,206)	(2,330)	$ (3,005)
Panamerican Mall S.A.[Member]
Statement [Line Items]
Current assets	593	698
Non-current assets	39,058	39,250
Current liabilities	1,860	1,933
Non-current liabilities	10,905	8,839
Net assets	$ 26,886	$ 29,176
% of ownership interest held by non-controlling interests	20.00%	20.00%
Book value of non-controlling interest	$ 5,377	$ 5,835
% of ownership interest held by controlling interests	80.00%	80.00%
Book amount	$ 21,510	$ 23,341
Revenues	1,970	3,046
Comprehensive (loss)/ income for the year	(2,289)	8,989
Cash from operating activities	871	1,641
Cash from investing activities	(238)	(362)
Cash from financing activities	(685)	(1,791)
Net increase in cash and cash equivalents	(52)	(512)
Dividends paid to non-controlling interest	$ 0	$ 0